Pension and Other Postretirement Benefits - Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Discount rate	4.50%	3.75%
Weighted-average rate of compensation increase	3.25%	3.25%
Asset return assumption	7.00%	7.00%